Award Timing Disclosure	12 Months Ended
Jul. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Our current long-term incentive program includes the grant of stock options. Consistent with our annual compensation cycle, our HR Committee typically grants annual equity awards, including stock options, to our executive officers in September of each year at the committee’s first meeting of our fiscal year. The dates for these committee meetings are set more than a year in advance on a fairly consistent cadence year over year. The dates of the committee meetings generally occur after we have issued our earnings release announcing our fourth quarter and full year financial results; however, may occur closer in time to the filing of our related Annual Report on Form 10-K, which we generally do not believe includes additional material information beyond what we disclosed in our earnings release.
The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material, non-public information ("MNPI"), and we do not time the disclosure of MNPI for the purpose of affecting the value of equity-based compensation.
As disclosed in the table below, a stock option was granted to Mr. Pogalz effective December 4, 2024 following his appointment as Chief Financial Officer effective November 1, 2024. This grant was made one day after our release of earnings, which occurred pre-market on December 3, 2024, reporting results for the quarter ended October 31, 2024. The exercise price of the stock option reflects the closing price of our stock on December 4, 2024, two full trading days after the release of earnings.

Name	Grant Date	Number of Securities Underlying The Award (#)	Exercise Price ($)	Grant Date Fair Value Of The Award ($)	Percentage Change In The Closing Market Price Of The Securities Underlying The Award Between The Trading Day Ending Immediately Prior To The Disclosure Of MNPI And The Trading Day Beginning Immediately Following The Disclosure Of MNPI
Bradley J. Pogalz	12/4/2024	9,400	73.36	212,666	(6.0)%

Award Timing Method
As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material, non-public information ("MNPI"), and we do not time the disclosure of MNPI for the purpose of affecting the value of equity-based compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material, non-public information ("MNPI"), and we do not time the disclosure of MNPI for the purpose of affecting the value of equity-based compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying The Award (#)	Exercise Price ($)	Grant Date Fair Value Of The Award ($)	Percentage Change In The Closing Market Price Of The Securities Underlying The Award Between The Trading Day Ending Immediately Prior To The Disclosure Of MNPI And The Trading Day Beginning Immediately Following The Disclosure Of MNPI
Bradley J. Pogalz	12/4/2024	9,400	73.36	212,666	(6.0)%

Bradley J. Pogalz [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Bradley J. Pogalz
Underlying Securities | shares	9,400
Exercise Price | $ / shares	$ 73.36
Fair Value as of Grant Date | $	$ 212,666
Underlying Security Market Price Change	(0.060)